Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shipping Income [Abstract]
Revenue	$ 1,666,080,000	$ 940,246,000	$ 1,235,127,000
Gains on disposal of vessels/other tangible assets	192,568,000	635,019,000	372,444,000
Other operating income	29,756,000	50,660,000	23,316,000
Total shipping income	1,888,404,000	1,625,925,000	1,630,887,000
Operating expenses
Raw materials and consumables	(10,265,000)	(3,735,000)	0
Voyage expenses and commissions	(362,155,000)	(174,310,000)	(142,090,000)
Vessel operating expenses	(420,409,000)	(199,646,000)	(231,033,000)
Charter hire expenses	(3,124,000)	(138,000)	(4,500,000)
Loss on disposal of vessels/other tangible assets	(4,000)	(2,000)	0
Depreciation tangible assets	(384,684,000)	(163,148,000)	(219,428,000)
Depreciation intangible assets	(3,284,000)	(2,881,000)	(1,612,000)
Impairment losses	(5,354,000)	(1,847,000)	0
General and administrative expenses	(141,975,000)	(77,766,000)	(62,532,000)
Total operating expenses	(1,331,254,000)	(623,473,000)	(661,195,000)
RESULT FROM OPERATING ACTIVITIES	557,150,000	1,002,452,000	969,692,000
Finance income	22,876,000	38,689,000	67,168,000
Finance expenses	(429,817,000)	(169,339,000)	(171,897,000)
Net finance expenses	(406,941,000)	(130,650,000)	(104,729,000)
Share of profit (loss) of equity accounted investees (net of income tax)	(882,000)	920,000	(927,000)
PROFIT (LOSS) BEFORE INCOME TAX	149,327,000	872,722,000	864,036,000
Income tax expense	(10,185,000)	(1,893,000)	(6,009,000)
Profit (loss) for the period	139,142,000	870,829,000	858,027,000
Attributable to:
Owners of the company	160,696,062	870,829,138	858,026,940
Non-controlling interest	(21,554,000)	0	0
Operating segments | Marine
Shipping Income [Abstract]
Revenue	1,666,119,000	940,649,000	1,235,127,000
Gains on disposal of vessels/other tangible assets	192,303,000	635,019,000	372,444,000
Other operating income	41,882,000	51,142,000	23,316,000
Total shipping income	1,900,304,000	1,626,810,000	1,630,887,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	(362,155,000)	(174,310,000)	(142,090,000)
Vessel operating expenses	(420,409,000)	(199,646,000)	(231,033,000)
Charter hire expenses	(3,124,000)	(138,000)	(4,500,000)
Loss on disposal of vessels/other tangible assets	0	(2,000)
Depreciation tangible assets	(382,639,000)	(161,602,000)	(219,428,000)
Depreciation intangible assets	(3,249,000)	(2,853,000)	(1,612,000)
Impairment losses	(4,676,000)	0
General and administrative expenses	(138,157,000)	(74,565,000)	(62,532,000)
Total operating expenses	(1,314,409,000)	(613,116,000)	(661,195,000)
RESULT FROM OPERATING ACTIVITIES	585,895,000	1,013,694,000	969,692,000
Finance income	38,605,000	41,189,000	67,168,000
Finance expenses	(445,427,000)	(171,557,000)	(171,897,000)
Net finance expenses	(406,822,000)	(130,368,000)	(104,729,000)
Share of profit (loss) of equity accounted investees (net of income tax)	1,934,000	44,000	(927,000)
PROFIT (LOSS) BEFORE INCOME TAX	181,007,000	883,370,000	864,036,000
Income tax expense	(10,877,000)	(1,269,000)	(6,009,000)
Profit (loss) for the period	170,130,000	882,101,000	858,027,000
Attributable to:
Owners of the company	191,684,000	882,101,000	858,027,000
Non-controlling interest	(21,554,000)
Operating segments | Euronav
Shipping Income [Abstract]
Revenue	568,188,000	742,342,000
Gains on disposal of vessels/other tangible assets	189,473,000	619,398,000
Other operating income	37,177,000	49,510,000
Total shipping income	794,838,000	1,411,250,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	(73,003,000)	(132,107,000)
Vessel operating expenses	(131,671,000)	(150,252,000)
Charter hire expenses	(2,000)	(98,000)
Loss on disposal of vessels/other tangible assets	0	(2,000)
Depreciation tangible assets	(96,445,000)	(120,892,000)
Depreciation intangible assets	(1,590,000)	(1,586,000)
Impairment losses	(109,000)	0
General and administrative expenses	(93,131,000)	(44,679,000)
Total operating expenses	(395,951,000)	(449,616,000)
RESULT FROM OPERATING ACTIVITIES	398,887,000	961,634,000
Finance income	16,359,000	31,173,000
Finance expenses	(215,063,000)	(126,165,000)
Net finance expenses	(198,704,000)	(94,992,000)
Share of profit (loss) of equity accounted investees (net of income tax)	314,000	398,000
PROFIT (LOSS) BEFORE INCOME TAX	200,497,000	867,040,000
Income tax expense	(3,511,000)	(7,431,000)
Profit (loss) for the period	196,986,000	859,609,000
Attributable to:
Owners of the company	196,986,000	859,609,000
Non-controlling interest	0
Operating segments | Bocimar
Shipping Income [Abstract]
Revenue	942,604,000	98,428,000
Gains on disposal of vessels/other tangible assets	2,606,000	0
Other operating income	739,000	0
Total shipping income	945,949,000	98,428,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	(284,675,000)	(38,776,000)
Vessel operating expenses	(229,750,000)	(12,367,000)
Charter hire expenses	(1,897,000)	0
Loss on disposal of vessels/other tangible assets	0	0
Depreciation tangible assets	(248,189,000)	(15,446,000)
Depreciation intangible assets	0	0
Impairment losses	(4,567,000)	0
General and administrative expenses	(11,328,000)	(2,050,000)
Total operating expenses	(780,406,000)	(68,639,000)
RESULT FROM OPERATING ACTIVITIES	165,543,000	29,789,000
Finance income	16,442,000	43,000
Finance expenses	(173,408,000)	(19,931,000)
Net finance expenses	(156,966,000)	(19,888,000)
Share of profit (loss) of equity accounted investees (net of income tax)	2,983,000	0
PROFIT (LOSS) BEFORE INCOME TAX	11,560,000	9,901,000
Income tax expense	14,000	(61,000)
Profit (loss) for the period	11,574,000	9,840,000
Attributable to:
Owners of the company	33,128,000	9,840,000
Non-controlling interest	(21,554,000)
Operating segments | Delphis
Shipping Income [Abstract]
Revenue	43,564,000	26,513,000
Gains on disposal of vessels/other tangible assets	0	15,621,000
Other operating income	0	0
Total shipping income	43,564,000	42,134,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	(432,000)	(246,000)
Vessel operating expenses	(9,253,000)	(5,720,000)
Charter hire expenses	0	0
Loss on disposal of vessels/other tangible assets	0	0
Depreciation tangible assets	(10,162,000)	(6,051,000)
Depreciation intangible assets	0	0
Impairment losses	0	0
General and administrative expenses	(1,020,000)	(734,000)
Total operating expenses	(20,867,000)	(12,751,000)
RESULT FROM OPERATING ACTIVITIES	22,697,000	29,383,000
Finance income	501,000	(7,000)
Finance expenses	(11,276,000)	(8,652,000)
Net finance expenses	(10,775,000)	(8,659,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0	0
PROFIT (LOSS) BEFORE INCOME TAX	11,922,000	20,724,000
Income tax expense	(7,531,000)	2,118,000
Profit (loss) for the period	4,391,000	22,842,000
Attributable to:
Owners of the company	4,391,000	22,842,000
Non-controlling interest	0
Operating segments | Bochem
Shipping Income [Abstract]
Revenue	48,925,000	32,200,000
Gains on disposal of vessels/other tangible assets	0	0
Other operating income	130,000	0
Total shipping income	49,055,000	32,200,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	(1,364,000)	(1,538,000)
Vessel operating expenses	(17,394,000)	(9,828,000)
Charter hire expenses	0	0
Loss on disposal of vessels/other tangible assets	0	0
Depreciation tangible assets	(12,942,000)	(7,537,000)
Depreciation intangible assets	0	0
Impairment losses	0	0
General and administrative expenses	(1,275,000)	(372,000)
Total operating expenses	(32,975,000)	(19,275,000)
RESULT FROM OPERATING ACTIVITIES	16,080,000	12,925,000
Finance income	1,000	0
Finance expenses	(13,976,000)	(9,224,000)
Net finance expenses	(13,975,000)	(9,224,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0	0
PROFIT (LOSS) BEFORE INCOME TAX	2,105,000	3,701,000
Income tax expense	(6,000)	(2,000)
Profit (loss) for the period	2,099,000	3,699,000
Attributable to:
Owners of the company	2,099,000	3,699,000
Non-controlling interest	0
Operating segments | Windcat
Shipping Income [Abstract]
Revenue	60,992,000	39,668,000
Gains on disposal of vessels/other tangible assets	224,000	0
Other operating income	0	17,000
Total shipping income	61,216,000	39,685,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	(2,680,000)	(1,637,000)
Vessel operating expenses	(32,136,000)	(21,304,000)
Charter hire expenses	(1,225,000)	(40,000)
Loss on disposal of vessels/other tangible assets	0	0
Depreciation tangible assets	(12,861,000)	(9,759,000)
Depreciation intangible assets	0	0
Impairment losses	0	0
General and administrative expenses	(12,683,000)	(9,406,000)
Total operating expenses	(61,585,000)	(42,146,000)
RESULT FROM OPERATING ACTIVITIES	(369,000)	(2,461,000)
Finance income	1,952,000	11,738,000
Finance expenses	(27,572,000)	(5,814,000)
Net finance expenses	(25,620,000)	5,924,000
Share of profit (loss) of equity accounted investees (net of income tax)	(1,363,000)	(354,000)
PROFIT (LOSS) BEFORE INCOME TAX	(27,352,000)	3,109,000
Income tax expense	39,000	261,000
Profit (loss) for the period	(27,313,000)	3,370,000
Attributable to:
Owners of the company	(27,313,000)	3,370,000
Non-controlling interest	0
Operating segments | Port vessels
Shipping Income [Abstract]
Revenue	1,846,000	1,498,000
Gains on disposal of vessels/other tangible assets	0	0
Other operating income	3,836,000	1,615,000
Total shipping income	5,682,000	3,113,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	(1,000)	(6,000)
Vessel operating expenses	(205,000)	(175,000)
Charter hire expenses	0	0
Loss on disposal of vessels/other tangible assets	0	0
Depreciation tangible assets	(2,040,000)	(1,917,000)
Depreciation intangible assets	(1,659,000)	(1,267,000)
Impairment losses	0	0
General and administrative expenses	(18,720,000)	(17,324,000)
Total operating expenses	(22,625,000)	(20,689,000)
RESULT FROM OPERATING ACTIVITIES	(16,943,000)	(17,576,000)
Finance income	3,350,000	(1,758,000)
Finance expenses	(4,132,000)	(1,771,000)
Net finance expenses	(782,000)	(3,529,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0	0
PROFIT (LOSS) BEFORE INCOME TAX	(17,725,000)	(21,105,000)
Income tax expense	118,000	3,846,000
Profit (loss) for the period	(17,607,000)	(17,259,000)
Attributable to:
Owners of the company	(17,607,000)	(17,259,000)
Non-controlling interest	0
Operating segments | H2 Infra
Shipping Income [Abstract]
Revenue	0	0
Gains on disposal of vessels/other tangible assets	265,000	0
Other operating income	236,000	389,000
Total shipping income	501,000	389,000
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	0	0
Vessel operating expenses	0	0
Charter hire expenses	0	0
Loss on disposal of vessels/other tangible assets	0	0
Depreciation tangible assets	(1,258,000)	(774,000)
Depreciation intangible assets	0	0
Impairment losses	0	0
General and administrative expenses	(17,626,000)	(4,206,000)
Total operating expenses	(18,884,000)	(4,980,000)
RESULT FROM OPERATING ACTIVITIES	(18,383,000)	(4,591,000)
Finance income	77,000	(5,000)
Finance expenses	(19,000)	(8,000)
Net finance expenses	58,000	(13,000)
Share of profit (loss) of equity accounted investees (net of income tax)	(808,000)	(302,000)
PROFIT (LOSS) BEFORE INCOME TAX	(19,133,000)	(4,906,000)
Income tax expense	0	59,000
Profit (loss) for the period	(19,133,000)	(4,847,000)
Attributable to:
Owners of the company	(19,133,000)	(4,847,000)
Non-controlling interest	0
Operating segments | H2 Industry
Shipping Income [Abstract]
Revenue	0	0
Gains on disposal of vessels/other tangible assets	0	0
Other operating income	17,300,000	11,424,000
Total shipping income	17,300,000	11,424,000
Operating expenses
Raw materials and consumables	(10,265,000)	(3,735,000)
Voyage expenses and commissions	0	0
Vessel operating expenses	0	0
Charter hire expenses	0	0
Loss on disposal of vessels/other tangible assets	(4,000)	0
Depreciation tangible assets	(787,000)	(772,000)
Depreciation intangible assets	(35,000)	(28,000)
Impairment losses	(678,000)	(1,847,000)
General and administrative expenses	(15,893,000)	(11,693,000)
Total operating expenses	(27,662,000)	(18,075,000)
RESULT FROM OPERATING ACTIVITIES	(10,362,000)	(6,651,000)
Finance income	77,000	10,000
Finance expenses	(254,000)	(279,000)
Net finance expenses	(177,000)	(269,000)
Share of profit (loss) of equity accounted investees (net of income tax)	(2,008,000)	1,178,000
PROFIT (LOSS) BEFORE INCOME TAX	(12,547,000)	(5,742,000)
Income tax expense	692,000	(683,000)
Profit (loss) for the period	(11,855,000)	(6,425,000)
Attributable to:
Owners of the company	(11,855,000)	(6,425,000)
Non-controlling interest	0
Less: Elimina-tions
Shipping Income [Abstract]
Revenue	(39,000)	(403,000)	0
Gains on disposal of vessels/other tangible assets	0	0	0
Other operating income	(29,662,000)	(12,295,000)	0
Total shipping income	(29,701,000)	(12,698,000)	0
Operating expenses
Raw materials and consumables	0	0
Voyage expenses and commissions	0	0	0
Vessel operating expenses	0	0	0
Charter hire expenses	0	0	0
Loss on disposal of vessels/other tangible assets	0	0
Depreciation tangible assets	0	0	0
Depreciation intangible assets	0	0	0
Impairment losses	0	0
General and administrative expenses	29,701,000	12,698,000	0
Total operating expenses	29,701,000	12,698,000	0
RESULT FROM OPERATING ACTIVITIES	0	0	0
Finance income	(15,883,000)	(2,505,000)	0
Finance expenses	15,883,000	2,505,000	0
Net finance expenses	0	0	0
Share of profit (loss) of equity accounted investees (net of income tax)	0	0	0
PROFIT (LOSS) BEFORE INCOME TAX	0	0	0
Income tax expense	0	0	0
Profit (loss) for the period	0	0	0
Attributable to:
Owners of the company	0	$ 0	$ 0
Non-controlling interest	$ 0